Income and mining taxes - Income tax recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME AND MINING TAXES [Abstract]
Loss before taxes	$ (59.2)	$ (65.4)
Canadian federal and provincial income tax rates	25.60%	25.80%
Income tax recovery based on above rates	$ (14.8)	$ (16.9)
INCREASE (DECREASE) DUE TO
Permanent differences	(2.1)	4.6
Different statutory tax rates on earnings of foreign subsidiaries	(0.1)	0.2
Foreign exchange on non-monetary assets and liabilities	0.9	(1.6)
Other foreign exchange differences	(7.8)	20.8
Canadian mining tax	5.3	(1.2)
Change in unrecognized deferred tax assets	23.9	(7.1)
Other	0.0	2.6
Total income tax expense	$ 5.3	$ 1.4